Financial result	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Financial result
4.4 Financial result

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Interest income	23.5	11.5	5.7
Financial income	23.5	11.5	5.7
Bank charges	(7.3)	(4.3)	(2.1)
Interest expenses leases	(15.3)	(6.5)	(4.2)
Interest expenses on employee benefits	(0.5)	(0.5)	(0.1)
Financial expenses	(23.1)	(11.3)	(6.4)
Foreign exchange gain / (losses)	67.7	(111.4)	(6.5)
Foreign exchange gain / (loss)	67.7	(111.4)	(6.5)
Financial result	68.1	(111.1)	(7.2)

As of December 31, 2024 and December 31, 2023, bank charges and interest expenses mainly included fees paid for the credit facility entered into on July 7, 2023. Refer to 5.4 Liquidity risk for additional information. Interest income primarily relates to interest earned on our short-term cash investments.
The foreign exchange gain / (loss) during the period ended December 31, 2024 are primarily due to foreign exchange rate revaluation effects (i.e., unrealized foreign exchange impacts), in particular the CHF/USD exchange rate.